UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22736

Columbia ETF Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable Global Equity Income ETF

July 31, 2016 (Unaudited)

Common Stocks 99.6%

Issuer	Shares	Value ($)
Australia 2.7%
BHP Billiton Ltd.	2,016	29,910
Caltex Australia Ltd.	532	13,408
Harvey Norman Holdings Ltd.	6,328	23,279
Origin Energy Ltd.	4,960	20,734
SEEK Ltd.	888	11,271
Tatts Group Ltd.	5,352	16,800
Telstra Corp. Ltd.	5,044	22,120
Total		137,522

Belgium 0.4%
Anheuser-Busch InBev SA/NV	164	21,145

Bermuda 0.6%
Marvell Technology Group Ltd.	2,600	30,550

Canada 2.8%
Brookfield Asset Management, Inc. Class A	420	14,522
Empire Co. Ltd. Class A	1,036	16,525
Finning International, Inc.	1,256	20,380
Jean Coutu Group PJC, Inc. (The) Class A	1,656	24,014
Magna International, Inc.	268	10,337
Metro, Inc.	368	13,396
Open Text Corp.	296	18,059
Veresen, Inc.	3,032	25,692
Total		142,925

Denmark 0.3%
Novo Nordisk A/S Class B	264	15,047

Finland 0.9%
Neste OYJ	520	19,695
UPM-Kymmene OYJ	1,220	25,144
Total		44,839

France 3.8%
Casino Guichard-Perrachon SA	392	21,238
Eiffage SA	272	20,905
Ingenico Group SA	88	9,647
Publicis Groupe SA	156	11,618
Renault SA	272	23,801
Safran SA	268	18,221
Schneider Electric SE	288	18,847
Societe Generale SA	460	15,717
Valeo SA	280	14,372
Vinci SA	252	19,131
Vivendi SA	1,196	23,519
Total		197,016

Germany 0.8%
Henkel AG & Co. KGaA	112	12,161
ProSiebenSat.1 Media SE	572	26,155
Total		38,316

Hong Kong 1.7%
BOC Hong Kong (Holdings) Ltd.	6,684	21,921
Henderson Land Development Co. Ltd.	2,624	15,622
HKT Trust & HKT Ltd.	13,668	21,594
PCCW Ltd.	36,684	26,710
Total		85,847

Ireland 0.2%
Experian PLC	616	12,080

Israel 0.3%
Bank Hapoalim B.M.	3,396	17,268

Italy 0.8%
Atlantia SpA	1,036	25,892
Enel SpA	3,484	16,044
Total		41,936

Japan 13.0%
Fuji Electric Co. Ltd.	6,176	27,540
Fuji Heavy Industries Ltd.	804	31,498
FUJIFILM Holdings Corp.	368	13,390
Hitachi Metals Ltd.	2,148	24,166
ITOCHU Corp.	2,316	26,497
JX Holdings, Inc.	5,680	21,498
Konica Minolta, Inc.	3,468	28,289
Miraca Holdings, Inc.	632	29,169
Mitsubishi Chemical Holdings Corp.	5,372	29,480
Mitsubishi Materials Corp.	10,148	26,933
Nippon Telegraph & Telephone Corp.	368	17,526
Nomura Real Estate Holdings, Inc.	876	15,249
ORIX Corp.	1,916	27,370
Osaka Gas Co. Ltd.	5,572	22,628
Resona Holdings, Inc.	6,516	26,386
Shizuoka Bank Ltd. (The)	2,636	19,805
Showa Shell Sekiyu KK	2,480	22,239
Sumitomo Chemical Co. Ltd.	6,192	27,793
Sumitomo Heavy Industries Ltd.	5,996	28,902
Sumitomo Mitsui Financial Group, Inc.	848	27,372
T&D Holdings, Inc.	2,552	26,557
Taiheiyo Cement Corp.	10,528	30,510
Teijin Ltd.	4,764	18,083
Tokyo Gas Co. Ltd.	2,948	12,628
TonenGeneral Sekiyu KK	3,004	27,230
Toyo Suisan Kaisha, Ltd.	384	17,161
Toyota Tsusho Corp.	688	15,346
Yokogawa Electric Corp.	1,992	26,065
Total		667,310

Netherlands 3.2%
Boskalis Westminster	628	23,076
Heineken Holding NV	272	22,800
Heineken NV	116	10,953
Koninklijke Ahold Delhaize NV	1,941	46,362
Randstad Holding NV	480	20,655
Royal Dutch Shell PLC Class A	884	22,817
Royal Dutch Shell PLC Class B	748	19,882
Total		166,545

Norway 0.5%
DNB ASA	2,268	25,001

Issuer	Shares	Value ($)
Spain 1.6%
Abertis Infraestructuras SA	1,840	28,950
Amadeus IT Holding SA Class A	264	12,398
Banco de Sabadell SA	7,116	9,732
Gas Natural SDG SA	1,440	29,798
Total		80,878

Sweden 1.2%
Alfa Laval AB	1,664	26,305
Atlas Copco AB Class A	556	15,657
Atlas Copco AB Class B	688	17,649
Total		59,611

Switzerland 0.9%
Adecco Group AG	400	22,019
Galenica AG	8	10,347
Sonova Holding AG	84	11,542
Total		43,908

United Kingdom 4.2%
Centrica PLC	8,888	28,451
GKN PLC	4,304	16,538
Imperial Brands PLC	324	17,136
InterContinental Hotels Group PLC	344	13,802
ITV PLC	8,316	21,641
Meggitt PLC	4,260	24,779
Next PLC	168	11,209
Petrofac Ltd.	1,568	15,520
RELX PLC	748	14,251
Sky PLC	1,392	17,012
William Hill PLC	4,412	18,739
WPP PLC	632	14,248
Total		213,326

United States 59.7%
3M Co.	172	30,678
AES Corp. (The)	3,956	48,857
Aflac, Inc.	456	32,960
Agilent Technologies, Inc.	332	15,972
Allstate Corp. (The)	344	23,505
American Electric Power Co., Inc.	504	34,927
American Express Co.	320	20,627
American Water Works Co., Inc.	220	18,168
Ameriprise Financial, Inc.	284	27,219
AmerisourceBergen Corp.	372	31,691
Amphenol Corp. Class A	304	18,094
Apple, Inc.	388	40,433
Baker Hughes, Inc.	332	15,880
Best Buy Co., Inc.	1,192	40,051
Boeing Co. (The)	320	42,771
Bunge Ltd.	396	26,073
Cardinal Health, Inc.	392	32,771
Caterpillar, Inc.	508	42,042
CenturyLink, Inc.	1,588	49,927
Charter Communications, Inc. Class A(a)	68	15,971
Cisco Systems, Inc.	1,188	36,270
CMS Energy Corp.	384	17,349
Comerica, Inc.	356	16,105
ConAgra Foods, Inc.	488	22,819
Core Laboratories N.V.	160	18,690
Corning, Inc.	1,036	23,020
Cummins, Inc.	360	44,197
Delta Air Lines, Inc.	628	24,335
Dr Pepper Snapple Group, Inc.	348	34,281
Dun & Bradstreet Corp. (The)	220	28,435
Ecolab, Inc.	148	17,520
Edison International	244	18,881
Entergy Corp.	556	45,253
Estee Lauder Cos., Inc. (The) Class A	160	14,864
Exelon Corp.	1,136	42,350
Exxon Mobil Corp.	324	28,820
Flowserve Corp.	468	22,394
Foot Locker, Inc.	388	23,133
Franklin Resources, Inc.	752	27,215
Gap, Inc. (The)	2,324	59,936
General Mills, Inc.	568	40,834
Hanesbrands, Inc.	672	17,916
Honeywell International, Inc.	184	21,405
Hormel Foods Corp.	692	25,846
HP, Inc.	3,264	45,729
Ingersoll-Rand PLC	276	18,288
International Business Machines Corp.	288	46,259
Intuit, Inc.	196	21,754
Johnson & Johnson	228	28,552
KeyCorp	2,920	34,164
Kroger Co. (The)	668	22,839
ManpowerGroup, Inc.	452	31,369
Marathon Petroleum Corp.	1,088	42,856
Marriott International, Inc. Class A	340	24,378
Mead Johnson Nutrition Co.	252	22,478
Molson Coors Brewing Co. Class B	184	18,797

Issuer	Shares	Value ($)
Mondelez International, Inc. Class A	448	19,703
Morgan Stanley	1,240	35,625
Mosaic Co. (The)	1,544	41,688
National Oilwell Varco, Inc.	1,304	42,184
NextEra Energy, Inc.	140	17,961
Nordstrom, Inc.	912	40,338
Northrop Grumman Corp.	116	25,129
Nucor Corp.	716	38,406
NVIDIA Corp.	432	24,667
Occidental Petroleum Corp.	356	26,604
ONEOK, Inc.	928	41,565
Oracle Corp.	644	26,430
Parker-Hannifin Corp.	264	30,146
Patterson Cos., Inc.	764	37,711
PepsiCo, Inc.	308	33,547
Phillips 66	332	25,252
PNC Financial Services Group, Inc. (The)	368	30,415
PPG Industries, Inc.	292	30,575
Principal Financial Group, Inc.	828	38,610
Progressive Corp. (The)	1,104	35,891
Public Service Enterprise Group, Inc.	848	39,016
Quest Diagnostics, Inc.	448	38,689
ResMed, Inc.	376	25,899
Robert Half International, Inc.	724	26,455
Rockwell Automation, Inc.	268	30,659
Schlumberger Ltd.	404	32,530
Scripps Networks Interactive, Inc. Class A	544	35,937
Seagate Technology PLC	2,056	65,854
Sherwin-Williams Co. (The)	100	29,973
Spectra Energy Corp.	1,016	36,546
Staples, Inc.	3,408	31,660
Tesoro Corp.	476	36,247
Texas Instruments, Inc.	332	23,157
Travelers Cos., Inc. (The)	336	39,050
United Parcel Service, Inc. Class B	300	32,430
United Technologies Corp.	220	23,683
Valero Energy Corp.	740	38,687
VF Corp.	396	24,722
Walt Disney Co. (The)	228	21,877
Western Union Co. (The)	2,020	40,400
WestRock Co.	1,132	48,574
Xerox Corp.	4,408	45,402
Total		3,047,842
Total Common Stocks (Cost $4,911,416)		5,088,912

Preferred Stock 0.2%

Germany 0.2%
Henkel AG & Co. KGaA (Cost $10,051)	88	10,963

Money Market Funds 0.1%

Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.206%(b)	6,735	6,735
Total Money Market Funds (Cost $6,735)		6,735
Total Investments (Cost $4,928,202)		5,106,610	(c)
Other Assets & Liabilities, Net		3,816
Net Assets		5,110,426

Notes to Portfolio of Investments

(a)         Non-income producing.

(b)         The rate shown is the seven-day current annualized yield at July 31, 2016.

(c)          Investments are valued using policies described below.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	5,088,912	—	—	5,088,912
Preferred Stock	10,963	—	—	10,963
Money Market Fund	6,735	—	—	6,735
Total	5,106,610	—	—	5,106,610

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable International Equity Income ETF

July 31, 2016 (Unaudited)

Common Stocks 99.2%

Issuer	Shares	Value ($)
Australia 6.8%
BHP Billiton Ltd.	4,980	73,884
Caltex Australia Ltd.	1,312	33,067
Harvey Norman Holdings Ltd.	15,640	57,534
Origin Energy Ltd.	12,256	51,234
SEEK Ltd.	2,200	27,924
Tatts Group Ltd.	13,224	41,510
Telstra Corp. Ltd.	12,460	54,643
Total		339,796

Belgium 1.1%
Anheuser-Busch InBev SA/NV	408	52,605

Canada 7.0%
Brookfield Asset Management, Inc. Class A	1,036	35,822
Empire Co. Ltd. Class A	2,556	40,769
Finning International, Inc.	3,104	50,367
Jean Coutu Group PJC, Inc. (The) Class A	4,092	59,338
Magna International, Inc.	664	25,612
Metro, Inc.	912	33,198
Open Text Corp.	728	44,415
Veresen, Inc.	7,492	63,484
Total		353,005

Denmark 0.7%
Novo Nordisk A/S Class B	652	37,161

Finland 2.2%
Neste OYJ	1,284	48,631
UPM-Kymmene OYJ	3,016	62,158
Total		110,789

France 9.7%
Casino Guichard-Perrachon SA	964	52,229
Eiffage SA	672	51,648
Ingenico Group SA	220	24,117
Publicis Groupe SA	384	28,599
Renault SA	676	59,152
Safran SA	660	44,873
Schneider Electric SE	712	46,593
Societe Generale SA	1,136	38,815
Valeo SA	692	35,519
Vinci SA	628	47,676
Vivendi SA	2,960	58,207
Total		487,428

Germany 1.9%
Henkel AG & Co. KGaA	276	29,969
ProSiebenSat.1 Media SE	1,412	64,564
Total		94,533

Hong Kong 4.2%
BOC Hong Kong (Holdings) Ltd.	16,516	54,167
Henderson Land Development Co. Ltd.	6,484	38,603
HKT Trust & HKT Ltd.	33,768	53,350
PCCW Ltd.	90,652	66,004
Total		212,124

Ireland 0.6%
Experian PLC	1,520	29,807

Israel 0.9%
Bank Hapoalim B.M.	8,396	42,691

Italy 2.1%
Atlantia SpA	2,560	63,982
Enel SpA	8,608	39,639
Total		103,621

Japan 32.9%
Fuji Electric Co. Ltd.	15,264	68,065
Fuji Heavy Industries Ltd.	1,992	78,040
FUJIFILM Holdings Corp.	908	33,038
Hitachi Metals Ltd.	5,308	59,717
ITOCHU Corp.	5,724	65,487
JX Holdings, Inc.	14,032	53,110
Konica Minolta, Inc.	8,572	69,924
Miraca Holdings, Inc.	1,560	71,999
Mitsubishi Chemical Holdings Corp.	13,272	72,832
Mitsubishi Materials Corp.	25,076	66,553
Nippon Telegraph & Telephone Corp.	912	43,435
Nomura Real Estate Holdings, Inc.	2,160	37,600
ORIX Corp.	4,732	67,597
Osaka Gas Co. Ltd.	13,772	55,929
Resona Holdings, Inc.	16,096	65,179
Shizuoka Bank Ltd. (The)	6,516	48,957
Showa Shell Sekiyu KK	6,128	54,951
Sumitomo Chemical Co. Ltd.	15,304	68,691
Sumitomo Heavy Industries Ltd.	14,820	71,436
Sumitomo Mitsui Financial Group, Inc.	2,092	67,525
T&D Holdings, Inc.	6,304	65,602
Taiheiyo Cement Corp.	26,016	75,394
Teijin Ltd.	11,768	44,668
Tokyo Gas Co. Ltd.	7,284	31,201
TonenGeneral Sekiyu KK	7,424	67,297
Toyo Suisan Kaisha, Ltd.	952	42,544
Toyota Tsusho Corp.	1,700	37,920
Yokogawa Electric Corp.	4,920	64,377
Total		1,649,068

Netherlands 8.2%
Boskalis Westminster	1,548	56,882
Heineken Holding NV	672	56,330
Heineken NV	292	27,572
Koninklijke Ahold Delhaize NV	4,817	115,058
Randstad Holding NV	1,188	51,120
Royal Dutch Shell PLC Class A	2,184	56,370
Royal Dutch Shell PLC Class B	1,844	49,015
Total		412,347

Norway 1.2%
DNB ASA	5,600	61,732

Issuer	Shares	Value ($)
Spain 4.0%
Abertis Infraestructuras SA	4,552	71,620
Amadeus IT Holding SA Class A	656	30,807
Banco de Sabadell SA	17,584	24,048
Gas Natural SDG SA	3,560	73,668
Total		200,143

Sweden 2.9%
Alfa Laval AB	4,112	65,005
Atlas Copco AB Class A	1,376	38,748
Atlas Copco AB Class B	1,696	43,506
Total		147,259

Switzerland 2.3%
Adecco Group AG	984	54,166
Galenica AG	24	31,042
Sonova Holding AG	208	28,581
Total		113,789

United Kingdom 10.5%
Centrica PLC	21,964	70,309
GKN PLC	10,632	40,852
Imperial Brands PLC	800	42,311
InterContinental Hotels Group PLC	848	34,024
ITV PLC	20,552	53,482
Meggitt PLC	10,528	61,238
Next PLC	416	27,754
Petrofac Ltd.	3,876	38,365
RELX PLC	1,844	35,133
Sky PLC	3,440	42,042
William Hill PLC	10,900	46,296
WPP PLC	1,564	35,259
Total		527,065
Total Common Stocks (Cost $4,878,594)		4,974,963

Preferred Stock 0.5%

Germany 0.5%
Henkel AG & Co. KGaA (Cost $24,214)	212	26,409

Money Market Funds 0.2%

Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.206%(a)	8,383	8,383
Total Money Market Funds (Cost $8,383)		8,383
Total Investments (Cost $4,911,191)		5,009,755	(b)
Other Assets & Liabilities, Net		3,631
Net Assets		5,013,386

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(b)

Investments are valued using policies described below.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	4,974,963	—	—	4,974,963
Preferred Stock	26,409	—	—	26,409
Money Market Fund	8,383	—	—	8,383
Total	5,009,755	—	—	5,009,755

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

PORTFOLIO OF INVESTMENTS

Columbia Sustainable U.S. Equity Income ETF

July 31, 2016 (Unaudited)

Common Stocks 99.8%

Issuer	Shares	Value ($)
Consumer Discretionary 10.9%
Hotels, Restaurants & Leisure 0.8%
Marriott International, Inc. Class A	572	41,012

Media 2.4%
Charter Communications, Inc. Class A(a)	112	26,305
Scripps Networks Interactive, Inc. Class A	912	60,247
Walt Disney Co. (The)	384	36,845
Total		123,397

Multiline Retail 1.3%
Nordstrom, Inc.	1,536	67,937

Specialty Retail 5.0%
Best Buy Co., Inc.	2,004	67,335
Foot Locker, Inc.	652	38,872
Gap, Inc. (The)	3,908	100,787
Staples, Inc.	5,720	53,139
Total		260,133

Textiles, Apparel & Luxury Goods 1.4%
Hanesbrands, Inc.	1,132	30,179
VF Corp.	664	41,454
Total		71,633
Total Consumer Discretionary		564,112

Consumer Staples 9.1%
Beverages 2.8%
Dr Pepper Snapple Group, Inc.	580	57,136
Molson Coors Brewing Co. Class B	308	31,465
PepsiCo, Inc.	516	56,203
Total		144,804

Food & Staples Retailing 0.7%
Kroger Co. (The)	1,124	38,430

Food Products 5.1%
Bunge Ltd.	664	43,718
ConAgra Foods, Inc.	820	38,343
General Mills, Inc.	952	68,439
Hormel Foods Corp.	1,160	43,326
Mead Johnson Nutrition Co.	420	37,464
Mondelez International, Inc. Class A	748	32,897
Total		264,187

Personal Products 0.5%
Estee Lauder Cos., Inc. (The) Class A	268	24,897
Total Consumer Staples		472,318

Energy 12.5%
Energy Equipment & Services 3.5%
Baker Hughes, Inc.	556	26,593
Core Laboratories N.V.	268	31,305
National Oilwell Varco, Inc.	2,188	70,782
Schlumberger Ltd.	676	54,432
Total		183,112

Oil, Gas & Consumable Fuels 9.0%
Exxon Mobil Corp.	548	48,744
Marathon Petroleum Corp.	1,828	72,005
Occidental Petroleum Corp.	600	44,838
ONEOK, Inc.	1,556	69,693
Phillips 66	560	42,594
Spectra Energy Corp.	1,708	61,437
Tesoro Corp.	800	60,920
Valero Energy Corp.	1,244	65,036
Total		465,267
Total Energy		648,379

Financials 11.7%
Banks 2.6%
Comerica, Inc.	600	27,144
KeyCorp	4,904	57,377
PNC Financial Services Group, Inc. (The)	620	51,243
Total		135,764

Capital Markets 2.9%
Ameriprise Financial, Inc.	480	46,003
Franklin Resources, Inc.	1,264	45,744
Morgan Stanley	2,084	59,874
Total		151,621

Consumer Finance 0.7%
American Express Co.	540	34,808

Insurance 5.5%
Aflac, Inc.	768	55,511
Allstate Corp. (The)	580	39,631
Principal Financial Group, Inc.	1,388	64,723
Progressive Corp. (The)	1,852	60,209
Travelers Cos., Inc. (The)	560	65,083
Total		285,157
Total Financials		607,350

Health Care 6.9%
Health Care Equipment & Supplies 0.9%
ResMed, Inc.	628	43,257

Health Care Providers & Services 4.6%
AmerisourceBergen Corp.	624	53,158
Cardinal Health, Inc.	656	54,842
Patterson Cos., Inc.	1,284	63,378
Quest Diagnostics, Inc.	752	64,943
Total		236,321

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	556	26,749

Pharmaceuticals 0.9%
Johnson & Johnson	380	47,587
Total Health Care		353,914

Issuer	Shares	Value ($)
Industrials 15.4%
Aerospace & Defense 3.6%
Boeing Co. (The)	536	71,642
Honeywell International, Inc.	304	35,364
Northrop Grumman Corp.	196	42,460
United Technologies Corp.	368	39,615
Total		189,081

Air Freight & Logistics 1.1%
United Parcel Service, Inc. Class B	504	54,482

Airlines 0.8%
Delta Air Lines, Inc.	1,052	40,765

Electrical Equipment 1.0%
Rockwell Automation, Inc.	452	51,709

Industrial Conglomerates 1.0%
3M Co.	288	51,368

Machinery 5.1%
Caterpillar, Inc.	856	70,842
Cummins, Inc.	608	74,644
Flowserve Corp.	788	37,706
Ingersoll-Rand PLC	460	30,480
Parker-Hannifin Corp.	444	50,700
Total		264,372

Professional Services 2.8%
Dun & Bradstreet Corp. (The)	368	47,564
ManpowerGroup, Inc.	756	52,466
Robert Half International, Inc.	1,220	44,579
Total		144,609
Total Industrials		796,386

Information Technology 15.8%
Communications Equipment 1.2%
Cisco Systems, Inc.	1,996	60,938

Electronic Equipment, Instruments & Components 1.3%
Amphenol Corp. Class A	508	30,236
Corning, Inc.	1,736	38,574
Total		68,810

IT Services 4.3%
International Business Machines Corp.	484	77,740
Western Union Co. (The)	3,396	67,920
Xerox Corp.	7,408	76,303
Total		221,963

Semiconductors & Semiconductor Equipment 2.5%
Marvell Technology Group Ltd.	4,372	51,371
NVIDIA Corp.	724	41,340
Texas Instruments, Inc.	560	39,060
Total		131,771

Software 1.6%
Intuit, Inc.	328	36,405
Oracle Corp.	1,084	44,487
Total		80,892

Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	652	67,945
HP, Inc.	5,480	76,775
Seagate Technology PLC	3,452	110,567
Total		255,287
Total Information Technology		819,661

Materials 6.7%
Chemicals 3.9%
Ecolab, Inc.	252	29,832
Mosaic Co. (The)	2,592	69,984
PPG Industries, Inc.	488	51,098
Sherwin-Williams Co. (The)	168	50,355
Total		201,269

Containers & Packaging 1.6%
WestRock Co.	1,904	81,701

Metals & Mining 1.2%
Nucor Corp.	1,204	64,582
Total Materials		347,552

Telecommunication Services 1.6%
Diversified Telecommunication Services 1.6%
CenturyLink, Inc.	2,668	83,882
Total Telecommunication Services		83,882

Utilities 9.2%
Electric Utilities 5.2%
American Electric Power Co., Inc.	848	58,766
Edison International	412	31,881
Entergy Corp.	936	76,181
Exelon Corp.	1,904	70,981
NextEra Energy, Inc.	232	29,763
Total		267,572

Independent Power and Renewable Electricity Producers 1.6%
AES Corp. (The)	6,644	82,054

Multi-Utilities 1.8%
CMS Energy Corp.	640	28,915
Public Service Enterprise Group, Inc.	1,420	65,334
Total		94,249

Water Utilities 0.6%
American Water Works Co., Inc.	368	30,390
Total Utilities		474,265
Total Common Stocks (Cost $4,935,402)		5,167,819

Money Market Funds 0.2%

Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.206%(b)	10,755	10,755
Total Money Market Funds (Cost $10,755)		10,755

Issuer	Shares	Value ($)
Total Investments (Cost $4,946,157)		5,178,574	(c)
Other Assets & Liabilities, Net		1,835
Net Assets		5,180,409

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2016.
(c)

Investments are valued using policies described below.

All equity securities and exchange-traded funds (ETFs) are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and ETFs are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on quotations from the principal market in which such securities are traded. If any foreign security prices are not readily available as a result of limited share activity, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stocks	5,167,819	—	—	5,167,819
Money Market Fund	10,755	—	—	10,755
Total	5,178,574	—	—	5,178,574

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

At July 31, 2016, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was as follows (unaudited):

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Sustainable Global Equity Income ETF	4,928,202	250,349	(71,941)	178,408
Columbia Sustainable International Equity Income ETF	4,911,191	206,903	(108,339)	98,564
Columbia Sustainable U.S. Equity Income ETF	4,946,157	279,734	(47,317)	232,417

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2016